                                                               AXP(SM) Insured
                                                                    Tax-Exempt
                                                                          Fund

                                                            1999 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)


(icon of) padlock

The goal of AXP Insured Tax-Exempt Fund is to provide a high level of income generally exempt from federal income tax and preservation of shareholders' capital. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN
  EXPRESS
    Financial
    Advisors

No-default Insurance
Any investment involves risks. For a municipal bond investor, there's the risk that the bond issuer could default on its payments. But there are bonds that are insured against default, and these are the ones that Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does ensure that the Fund receives principal and interest payments when they are due. Along the way, shareholders enjoy regular income that is generally free from federal income tax.

Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             10
Financial Statements                     11
Notes to Financial Statements            14
Investments in Securities                20
Federal Income Tax Information           40

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Sales Charges     14p
Exchanging/Selling Shares             18p
Distributions and Taxes               22p
Personalized Shareholder
  Information                         24p
About the Company                     25p
Quick Telephone Reference             27p
Financial Highlights                  28p
Appendix                              30p

From the Chairman

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name  from  "IDS" to "AXP."
o A new  shareholder service and distribution plan.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.

(signature of) Arne H. Carlson
Arne H. Carlson


From the Portfolio Manager

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio manager

Despite being penalized by rising interest rates in the second half of the fiscal year, AXP Insured Tax-Exempt Fund produced positive results for the period as a whole while providing tax-free income well above the rate of inflation. For investors in the Fund's Class A shares, the total return (which includes net asset value change and interest income) was 1.74% for the fiscal year -- July 1998 through June 1999.

The low rate of inflation that has dominated the investment environment in recent years remained in place early in the period, providing reassurance for the bond market. But this time the market got an additional boost from another outbreak of the so-called "Asian flu," the financial malady that first struck Asia in the fall of 1997. In 1998, it was Russia and Latin America that were affected.

The result was a flood of money into the U.S. bond market from investors who were seeking what they believed to be a safe haven for investment. This "flight to quality" drove down long-term interest rates until mid-fall, boosting bond prices along the way. Although U.S. Treasury issues got the great bulk of the attention, municipal bonds benefited modestly from the declining-rate trend.

INFLATION CONCERN MOUNTS
But in the winter, the environment began to change. As the U.S. economy continued to show remarkable strength, investors became concerned that a spike in inflation -- a bondholder's worst enemy - might be just around the corner. The result: They began selling bonds, which in turn drove interest rates up and bond prices down over the ensuing months. While the sell-off did hurt the municipal market, the damage was less than that in the Treasury market.

Looking at other fundamental factors, the supply/demand situation in the municipal market was quite comfortable over the period, especially during the final half when the overall supply declined by some 20 percent.

As for the Fund's dividends, they fell somewhat as the period progressed. That's because when interest rates fell in 1998, many bonds were called (bought back) by the issuers and replaced by issues paying lower interest. Therefore, additions to the Fund's portfolio simply provided less income than previous holdings.

On the whole, I kept the Fund's duration somewhat shorter than average, a strategy that resulted in less volatility in the Fund's net asset value. (Duration, a function of the average maturity of the securities in the portfolio, largely determines how sensitive the Fund's net asset value is to interest-rate changes.) Late in the fiscal year, the duration began lengthening a bit as I reduced the level of cash reserves by adding some new bonds to the portfolio.


(signature of) Paul B. Hylle
Paul B. Hylle

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                  $5.44
June 30, 1998                                                  $5.63
Decrease                                                       $0.19

Distributions -- July 1, 1998 - June 30, 1999
From income                                                    $0.27
From capital gains                                             $0.01
Total distributions                                            $0.28
Total return*                                                 +1.74%**

Class B -- 12-month performance

(All figures per share)

Net asset value (NAV)
June 30, 1999                                                  $5.44
June 30, 1998                                                  $5.63
Decrease                                                       $0.19

Distributions -- July 1, 1998 - June 30, 1999
From income                                                    $0.23
From capital gains                                             $0.01
Total distributions                                            $0.24
Total return*                                                 +0.99%**

Class Y -- 12-month performance (All figures per share)

Net asset value (NAV)
June 30, 1999                                                  $5.44
June 30, 1998                                                  $5.64
Decrease                                                       $0.20

Distributions -- July 1, 1998 - June 30, 1999
From income                                                    $0.30
From capital gains                                             $0.01
Total distributions                                            $0.31
Total return*                                                 +1.87%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

The 10 Largest Holdings

                                                    Percent                  Value
                                                (of net assets)       (as of June 30, 1999)
Brazos River Texas Authority  Collateralized
Pollution Control Refunding Revenue
Bonds Texas Utility Electric Series 1992C A.M.T.
 6.70% 2022                                          3.20%                $15,992,696

New York State Energy Research & Development  Authority Solid Waste  Development
Revenue Bonds State Gas & Electric Company Series A A.M.T.
 5.70% 2028                                          2.26                  11,281,183

Pittsburgh Pennsylvania Water & Sewer Authority
System Pre-refunded Revenue Bonds Series 1991A
 6.50% 2014                                          2.14                  10,690,900

Metropolitan Washington D.C. Airports Authority
Airport System Revenue Bonds Series 1992A A.M.T.
 6.63% 2019                                          2.02                  10,095,603

San Diego County California Certificate of
Participation Regional Authority Bonds Mt. Tower
Series 1991 Inverse Floater
 6.36% 2019                                          1.90                   9,487,080

Colorado River Texas Municipal Water District
Water System Pre-refunded Revenue Bonds
Series 1991A
 6.63% 2021                                          1.85                   9,236,152

Harris County Texas Toll Road Senior Lien
Pre-refunded Revenue Bonds Series 1992A
 6.50% 2017                                          1.77                   8,850,397

Austin Texas Combined Utilities System Refunding
Revenue Bonds Series 1994
 5.75% 2024                                          1.76                   8,793,419

Louisiana Energy & Power Authority Refunding
Revenue Bonds Rodemacher Unit 2 Series 1991
 6.75% 2008                                          1.48                   7,387,800

Houston Texas Water & Sewer System Junior Lien
Refunding Revenue Bonds Series 1997A
 5.25% 2022                                          1.39                   6,973,872

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).
For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

(icon of) pie chart
                           The 10 holdings listed here
                           make up 19.77% of net assets

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

The Fund's Long-term Performance

              How $10,000 has grown in AXP Insured Tax-Exempt Fund
$30,000


                         Lehman Brothers
$20,000             Municipal Bond Index
                                                                      $18,142
                                                  AXP Insured Tax-Exempt Fund
                                                                      Class A
$10,000

 $9,500

7/1/89   6/90   6/91   6/92   6/93   6/94   6/95   6/96   6/97   6/98    6/99

Average annual total return (as of June 30, 1999)

               1 year           5 years          10 years     Since inception
 Class A       -3.35%           +4.77%            +6.14%                --%
 Class B       -2.88%              --%               --%            +4.24%*
 Class Y       +1.87%              --%               --%            +5.52%*

*Inception date was March 20, 1995.

Assumes: Holding period from 7/1/89 to 6/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $7,806. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing AXP Insured Tax-Exempt Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The  financial   statements   contained  in  Post-Effective   Amendment  #32  to
Registration Statement No. 33-5102 filed on or about August 26, 1999, are incorporated herein by reference.

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Insured Tax-Exempt Fund
Fiscal year ended June 30, 1999

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 27, 1998                                 $0.02438
Aug. 26, 1998                                  0.02281
Sept. 24, 1998                                 0.02278
Oct. 26, 1998                                  0.02465
Nov. 24, 1998                                  0.02241
Dec. 22, 1998                                  0.02113
Jan. 25, 1999                                  0.02502
Feb. 25, 1999                                  0.02239
March 24, 1999                                 0.01923
April 26, 1999                                 0.02452
May 27, 1999                                   0.02351
June 23, 1999                                  0.02030
Total                                         $0.27313

Taxable dividend -- income distribution taxable as dividend income.

Payable date                                 Per share

Dec. 22, 1998                                 $0.00004

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01137
Total distributions                           $0.28454

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 27, 1998                                 $0.02066
Aug. 26, 1998                                  0.01932
Sept. 24, 1998                                 0.01939
Oct. 26, 1998                                  0.02088
Nov. 24, 1998                                  0.01902
Dec. 22, 1998                                  0.01785
Jan. 25, 1999                                  0.02107
Feb. 25, 1999                                  0.01816
March 24, 1999                                 0.01613
April 26, 1999                                 0.02070
May 27, 1999                                   0.01995
June 23, 1999                                  0.01724
Total                                         $0.23037

Taxable dividend -- income distribution taxable as dividend income.

Payable date                                 Per share

Dec. 22, 1998                                 $0.00004

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01137
Total distributions                           $0.24178

Class Y

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 27, 1998                                 $0.02486
Aug. 26, 1998                                  0.02316
Sept. 24, 1998                                 0.02338
Oct. 26, 1998                                  0.02522
Nov. 24, 1998                                  0.02296
Dec. 22, 1998                                  0.02144
Jan. 25, 1999                                  0.02571
Feb. 25, 1999                                  0.04046
March 24, 1999                                 0.02006
April 26, 1999                                 0.02523
May 27, 1999                                   0.02425
June 23, 1999                                  0.02103
Total                                         $0.29776

Taxable dividend -- income distribution taxable as dividend income.

Payable date                                 Per share

Dec. 22, 1998                                 $0.00004

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01137
Total distributions                           $0.30917


Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the fiscal year ended June 30, 1999 are listed below.

Alabama                      0.764%
Alaska                       1.692
Arizona                      1.472
Arkansas                     0.249
California                  10.563
Colorado                     1.751
Delaware                     0.246
Florida                      2.034
Georgia                      4.000
Hawaii                       0.196
Illinois                     4.355
Indiana                      2.366
Kansas                       0.516
Louisiana                    1.709
Maine                        0.381
Massachusetts                4.613
Michigan                     3.829
Minnesota                    2.187
Mississippi                  0.720
Missouri                     0.001
Montana                      2.148
Nevada                       1.033
New Hampshire                1.293
New Jersey                   0.039
New Mexico                   0.314
New York                     8.092
North Carolina               1.642
North Dakota                 0.827
Ohio                         1.226
Oklahoma                     1.151
Pennsylvania                 3.545
Rhode Island                 0.598
South Carolina               0.339
Tennessee                    1.323
Texas                       20.475
Vermont                      0.127
Virginia                     4.341
Washington                   1.796
Washington, DC               2.552
West Virginia                2.904
Wisconsin                    0.514
Wyoming                      0.077

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                                                                S-6327 N (8/99)

AXP Insured Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN
  EXPRESS
    Financial
    Advisors

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

3)   There are footnotes.                        3)  There are footnotes
                                                     labeling the annual report
                                                     and containing page
                                                     numbers.